BUSINESS AND BASIS OF OPERATIONS (Details) (USD $)	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008	Jun. 30, 2007
Nature And Continuance Of Operation [Line Items]
Accumulated deficit	$ 5,073,342	$ 4,174,037
Stockholders' Equity	$ 949,837	$ 568,106	$ 49,231	$ 85,262	$ 49,987	$ 21,695	$ (16,417)	$ 0